Common Share capital (Details) shares in Millions, $ in Millions	1 Months Ended	6 Months Ended
	Dec. 31, 2018 CAD ($) shares	Jun. 30, 2019 Vote shares
Common Share capital
Minimum percentage of common shares issued and outstanding owned by Canadians		66.67%
Restricted share units
Common Share capital
Common shares reserved for issuance		12
TELUS Corporation share options
Common Share capital
Common shares reserved for issuance		47
First Preferred Shares
Common Share capital
Shares authorized	1,000	1,000
Second Preferred Shares
Common Share capital
Shares authorized	1,000	1,000
Common Shares
Common Share capital
Shares authorized	2,000	2,000
Number of votes per common share | Vote		1
Common Shares | Maximum
Common Share capital
Purchase of common shares related to normal course issuer bid	8
Cost of purchase of common shares related to normal course issuer bid | $	$ 250